Derivative Instruments and Hedging Activities (Gains or Losses Recognized in AOCI for the Cash Flow Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Forward Contract Power [Member]
Beginning accumulated derivative gain / (loss) in AOCI	$ 0.4	$ (2.8)	$ (4.3)
Net gains / (losses) associated with current period hedging transactions	0.0	0.0	8.8
Ending accumulated derivative gain / (loss) in AOCI	0.0	0.4	(2.8)
Interest Rate Contract [Member]
Beginning accumulated derivative gain / (loss) in AOCI	16.6	17.5	17.4
Net gains / (losses) associated with current period hedging transactions	(1.0)	(0.1)	0.8
Ending accumulated derivative gain / (loss) in AOCI	14.5	16.6	17.5
Portion expected to be reclassified to earnings in the next twelve months	$ (1.1)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	8 months
Interest Expense [Member] | Forward Contract Power [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.0	0.0	0.0
Interest Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(1.1)	(0.8)	(0.7)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Forward Contract Power [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(0.4)	3.2	(7.3)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.0	$ 0.0	$ 0.0